Fair Value, Option, Carrying Amount (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	$ 22,042	$ 13,539
Loans	758	5,316
Other assets, carried at fair value	3,275	3,065
Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Trading assets, loans	1,332	886
Trading assets, loans, unpaid principal	1,418	935
Trading assets, loans, aggregate difference	(86)	(49)
Nonaccrual loans	100	0
Nonaccrual loans, Unpaid principal	115	0
Nonaccrual loans, Aggregate difference	(15)	0
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	22,042	13,539
Mortgages held for sale, Unpaid principal	21,961	13,265
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	81	274
Nonaccrual loans	136	161
Nonaccrual loans, Unpaid principal	182	228
Nonaccrual loans, Aggregate difference	(46)	(67)
Loans 90 days or more past due and still accruing	12	19
Loans 90 days or more past due and still accruing, Unpaid principal	16	22
Loans 90 days or more past due and still accruing, Aggregate difference	(4)	(3)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	(6)	(5)
Loans held for sale	0	0
Loans held for sale, Unpaid principal	6	5
Nonaccrual loans	0	0
Nonaccrual loans, Unpaid principal	6	5
Nonaccrual loans, Aggregate difference	(6)	(5)
Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	(17)	132
Loans	758	5,316
Loans, Unpaid principal	775	5,184
Nonaccrual loans	297	305
Nonaccrual loans, Unpaid principal	318	322
Nonaccrual loans, Aggregate difference	(21)	(17)
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Other assets, carried at fair value	$ 3,275	$ 3,065